Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Goodwill [Table Text Block]
	Real Estate		Investment
	Services	Engineering	Management	Consolidated
December 31, 2022	$696,734	181,787	1,110,018	$1,988,539
Goodwill acquired during the year	-	34,369	-	34,369
Goodwill disposed during the year	(629)	-	-	(629)
Other items	(827)	-	-	(827)
Foreign exchange	13,784	1,493	1,511	16,788
December 31, 2023	709,062	217,649	1,111,529	2,038,240
Goodwill acquired during the year	6,431	302,875	-	309,306
Other items	(115)	282	-	167
Foreign exchange	(29,433)	(17,412)	(2,930)	(49,775)
December 31, 2024	685,945	503,394	1,108,599	2,297,938
Goodwill	715,528	503,394	1,108,599	2,327,521
Accumulated impairment loss	(29,583)	-	-	(29,583)
	$685,945	$503,394	$1,108,599	$2,297,938